Pension and Postretirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Domestic Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost		$ 20,007	$ 21,102	$ 21,613
Expected return on plan assets		(19,619)	(20,006)	(26,707)
Actuarial loss (gain)		(5,215)	(4,244)	26,842
Net periodic benefit cost (gain)	[1]	$ (4,827)	$ (3,148)	$ 21,748
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate		4.10%	4.20%	4.00%
Expected return on plan assets		4.20%	4.20%	5.00%
TCN Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost		$ 1,161	$ 1,351	$ 1,626
Expected return on plan assets		(1,379)	(1,587)	(2,840)
Actuarial loss (gain)		167	(807)	(657)
Net periodic benefit cost (gain)	[1]	$ (51)	$ (1,043)	$ (1,871)
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate		4.10%	4.00%	4.00%
Expected return on plan assets		4.70%	4.70%	6.90%

[1]	In our Consolidated Statements of Operations, Net periodic benefit cost (gain) is reported in Other non-operating income (expense), net.